Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	May 28, 2010	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	May 28, 2010 Successor	Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Guarantors The Hillman Companies, Inc.	Mar. 31, 2012 Guarantors The Hillman Companies, Inc.	Dec. 31, 2011 Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2010 Guarantors The Hillman Companies, Inc. Successor	May 28, 2010 Guarantors The Hillman Companies, Inc. Successor	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Dec. 31, 2012 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Dec. 31, 2011 Issuer The Hillman Group, Inc.	Dec. 31, 2012 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2011 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2010 Issuer The Hillman Group, Inc. Successor	May 28, 2010 Issuer The Hillman Group, Inc. Successor	Mar. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries Successor	Dec. 31, 2011 Guarantor Subsidiaries Successor	Dec. 31, 2010 Guarantor Subsidiaries Successor	May 28, 2010 Guarantor Subsidiaries Successor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Dec. 31, 2010 Non-Guarantor Subsidiaries Successor	May 28, 2010 Non-Guarantor Subsidiaries Successor	Mar. 31, 2013 Consolidating Adjustments	Dec. 31, 2012 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2012 Consolidating Adjustments Successor	Dec. 31, 2011 Consolidating Adjustments Successor	Mar. 31, 2013 Put Options Written	Dec. 31, 2012 Put Options Written	Dec. 31, 2011 Put Options Written	Dec. 31, 2012 Put Options Written Successor	Dec. 31, 2011 Put Options Written Successor	Mar. 31, 2013 Put Options Written Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Put Options Written Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Put Options Written Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Put Options Written Guarantors The Hillman Companies, Inc. Successor	Mar. 31, 2013 Put Options Written Issuer The Hillman Group, Inc.	Mar. 31, 2013 Put Options Written Guarantor Subsidiaries	Dec. 31, 2012 Put Options Written Guarantor Subsidiaries Successor	Mar. 31, 2013 Put Options Written Non-Guarantor Subsidiaries	Mar. 31, 2013 Put Options Written Consolidating Adjustments	Dec. 31, 2012 Put Options Written Consolidating Adjustments Successor
Current assets
Cash and cash equivalents	$ 22,639	$ 65,548	$ 7,677	$ 12,027		$ 65,548	$ 12,027	$ 7,585	$ 1,267	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 2,995	$ 62,917	$ 5,317	$ 8,852	$ 62,917	$ 8,852	$ 5,166	$ 923	$ 1,740	$ 429	$ 661	$ 547	$ 429	$ 547	$ 1,119	$ 206	$ 17,903	$ 2,201	$ 1,698	$ 2,627	$ 2,201	$ 2,627	$ 1,299	$ 137
Restricted investments	846	846		364		846	364			846	846			846	364
Accounts receivable	92,779	62,344		63,565		62,344	63,565											84,475	65,916			65,916	59,429			(400)	6,473			6,473	1,273			8,704	(10,045)			(10,045)	2,863
Inventories	170,848	113,838		103,975		113,838	103,975											108,982	105,028			105,028	95,757			8,035	4,678			4,678	5,117			54,156	4,404			4,404	3,361			(325)	(272)			(272)	(260)
Deferred income taxes	10,115	10,464		9,908		10,464	9,908			8,060	10,359			10,359	8,176								1,676			1,474	610			610	587			1,259	221			221	211			(678)	(726)			(726)	(742)
Other current assets	9,706	8,506		5,646		8,506	5,646											6,170	6,526			6,526	10,620			270	145			145	3,976			3,266	1,835			1,835	(8,950)
Total current assets	306,933	261,546		195,485		261,546	195,485			8,907	11,206			11,206	8,541			202,622	240,387			240,387	176,334			11,119	12,335			12,335	11,500			85,288	(1,384)			(1,384)	112			(1,003)	(998)			(998)	(1,002)
Intercompany notes receivable										105,446	105,446			105,446	105,446			108,225																(108,225)								(105,446)	(105,446)			(105,446)	(105,446)
Intercompany interest receivable										3,058								809																								(3,867)
Investments in subsidiaries										(639,662)	(637,376)			(637,376)	(628,481)			28,123	27,204			27,204	91,378			507								275,440								335,592	610,172			610,172	537,103
Property and equipment	84,471	68,492		66,342		68,492	66,342											69,146	67,902			67,902	65,897			348	191			191	174			14,977	399			399	271
Goodwill	468,512	455,338		457,443		455,338	457,443			418,946	418,946			418,946	419,752			24,512	24,512			24,512	26,409			3,090	58			58	58			21,684	11,542			11,542	10,944			280	280			280	280
Other intangibles	380,159	366,644		386,202		366,644	386,202			307,317	311,832			311,832	329,891			45,274	46,047			46,047	47,655			250	250			250	250			27,318	8,515			8,515	8,406
Restricted investments	3,109	3,399		3,390		3,399	3,390			3,109	3,399			3,399	3,390
Deferred income taxes										32,895	29,492			29,492	28,200								321			(472)	(411)			(411)	(108)			739	977			977	561			(33,162)	(30,058)			(30,058)	(28,974)
Deferred financing fees	12,095	12,858		13,055		12,858	13,055											12,095	12,858			12,858	13,055
Investment in trust common securities	3,261	3,261		3,261	3,261	3,261	3,261			3,261	3,261			3,261	3,261
Other assets	3,504	4,255		2,673		4,255	2,673											2,882	3,521			3,521	1,676			25	25			25	25			597	709			709	972
Total assets	1,262,044	1,175,793		1,127,851		1,175,793	1,127,851			243,277	246,206			246,206	270,000			493,688	422,431			422,431	422,725			14,867	12,448			12,448	11,899			317,818	20,758			20,758	21,266			192,394	473,950			473,950	401,961
Current liabilities
Accounts payable	48,114	32,571		31,273		32,571	31,273											31,529	31,873			31,873	29,997			1,145	517			517	655			15,440	181			181	621
Current portion of senior term loans	3,968	3,200		3,200		3,200	3,200											3,968	3,200			3,200	3,200
Current portion of capitalized lease and other obligations	625	819		31														625	819
Current portion of capitalized lease and other obligations		4,019		3,231		819	31															819	31
Interest payable on junior subordinated debentures	1,019									1,019
Intercompany interest payable																		3,058																809								(3,867)
Additional acquisition consideration				12,387			12,387																12,387
Accrued expenses:
Salaries and wages	4,123	9,351		5,628		9,351	5,628											3,841	8,930			8,930	5,303			74	217			217	110			208	204			204	215
Pricing allowances	3,332	4,057		5,728		4,057	5,728											2,773	3,457			3,457	5,291			3	3			3				556	597			597	437
Income and other taxes	1,945	2,492		2,253		2,492	2,253			(449)	(625)			(625)	(549)			2,388	2,447			2,447	2,342			86	25			25	15			(80)	645			645	445
Interest	10,033	2,868		2,203		2,868	2,203											10,033	2,868			2,868	2,203
Deferred compensation	846	846		364		846	364			846	846			846	364
Other accrued expenses	8,263	11,397		9,207		11,397	9,207											7,489	9,822			9,822	8,762			216	40			40	39			558	1,535			1,535	406
Total current liabilities	82,268	67,601		72,274		67,601	72,274			1,416	221			221	(185)			65,704	63,416			63,416	69,516			1,524	802			802	819			17,491	3,162			3,162	2,124			(3,867)
Intercompany debt payable																		105,446	105,446			105,446	105,446																			(105,446)	(105,446)			(105,446)	(105,446)
Intercompany interest payable
Long term senior term loans	380,958	307,727		310,550		307,727	310,550											380,958	307,727			307,727	310,550
Bank revolving credit
Long term portion of capitalized lease and other obligations	345	245		103														345	245
Long term portion of capitalized lease and other obligations		580,914		514,901		245	103															245	103
Long term senior notes	272,652	272,942		204,248		272,942	204,248											272,652	272,942			272,942	204,248
Junior subordinated debentures	115,086	115,132		115,411		115,132	115,411			115,086	115,132			115,132	115,411
Deferred compensation	3,109	3,399		3,390		3,399	3,390			3,109	3,399			3,399	3,390
Deferred income taxes, net	120,038	117,949		123,888		117,949	123,888			144,024	146,042			146,042	149,704								448			213	219			219	199			9,641	2,472			2,472	3,253			(33,840)	(30,784)			(30,784)	(29,716)
Other non-current liabilities	6,742	6,187		7,193		6,187	7,193			975	714			714				5,767	5,473			5,473	7,193
Total liabilities	981,198	891,182		837,057		891,182	837,057			264,610	265,508			265,508	268,320			830,872	755,249			755,249	697,504			1,737	1,021			1,021	1,018			27,132	5,634			5,634	5,377			(143,153)	(136,230)			(136,230)	(135,162)
Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2012		14,116		12,247																																												14,485	14,116	12,247	14,116	12,247	14,485	14,116	14,116	12,247
Commitments and contingencies
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,789.6 issued and outstanding at March 31, 2013																										50	50				50											(50)	(50)				(50)												50			(50)
Additional paid-in capital	295,206	294,675		296,544		294,675	296,544			118,693	117,261			117,261	117,221			(130,742)	(131,642)			(131,642)	(68,624)			11,711	10,304			10,304	10,306			293,717	17,192			17,192	16,437			1,827	281,560			281,560	221,204
Accumulated deficit	(29,636)	(25,051)		(17,817)		(25,051)	(17,817)			(154,511)	(150,679)			(150,679)	(127,788)			(205,732)	(201,176)			(201,176)	(206,155)			1,390	1,073			1,073	525			(3,006)	(2,458)			(2,458)	113			332,223	328,189			328,189	315,488
Accumulated other comprehensive income	791	871		(180)		871	(180)											(710)								(21)								(25)	390			390	(661)			1,547	481			481	481
Total stockholders' equity	266,361	270,495		278,547		270,495	278,547	287,731	296,244	(35,818)	(33,418)			(33,418)	(10,567)			(337,184)	(332,818)			(332,818)	(274,779)			13,130	11,427			11,427	10,881			290,686	15,124			15,124	15,889			335,547	610,180			610,180	537,123
Total liabilities and stockholders' equity	$ 1,262,044	$ 1,175,793		$ 1,127,851		$ 1,175,793	$ 1,127,851			$ 243,277	$ 246,206			$ 246,206	$ 270,000			$ 493,688	$ 422,431			$ 422,431	$ 422,725			$ 14,867	$ 12,448			$ 12,448	$ 11,899			$ 317,818	$ 20,758			$ 20,758	$ 21,266			$ 192,394	$ 473,950			$ 473,950	$ 401,961